Subsequent Events (Details) - USD ($)			6 Months Ended
	Aug. 01, 2024	Jul. 02, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Warrant purchase price			$ 6,052
Net proceeds			$ 7,500
Kreos Capital VI [Member]
Subsequent Event [Line Items]
Warrants expire	7 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Grant of options		132,600
Exercise price		$ 4.64
Warrants to purchase	1,676,588
Exercise price	$ 3.61
Warrants expire	2 years
Percentage of credit line	60.00%
Percentage of bears interest	12.00%
Claw back amount	$ 4,500
Claw back amount paid	$ 1,500
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrant purchase price	$ 3.61
Subsequent Event [Member] | Kreos Capital VI [Member]
Subsequent Event [Line Items]
Restructuring fee	$ 125
Subsequent Event [Member] | Kreos Capital VI [Member]
Subsequent Event [Line Items]
Warrant purchase price	$ 3.61
Warrants to purchase	40,000
Subsequent Event [Member] | Definitive Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares or pre-funded warrants issued	2,235,457
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Grant of options		198,000